Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis	Jun. 30, 2021 USD ($)
Level 1 [Member]
Assets
Investments held in Trust Account – mutual fund	$ 382,609,385
Liabilities:
Derivative warrant liabilities – Public warrants	19,512,320
Derivative warrant liabilities – Private warrants
Level 2 [Member]
Assets
Investments held in Trust Account – mutual fund
Liabilities:
Derivative warrant liabilities – Public warrants
Derivative warrant liabilities – Private warrants
Level 3 [Member]
Assets
Investments held in Trust Account – mutual fund
Liabilities:
Derivative warrant liabilities – Public warrants
Derivative warrant liabilities – Private warrants	$ 17,258,210